RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 396,913		¥ 450,985	¥ 491,651
Net revenue	4,895,633	$ 689,535	3,434,620	4,477,929
Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 175,471		¥ 216,958	¥ 281,633
Guarantee service charge rate (as a percent)	18.00%	18.00%	20.00%	0.00%
Credit assessment services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 118,395		¥ 110,566	¥ 56,957
System support services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	72,035		100,635	135,118
Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	29,188		22,735	17,943
Others services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	1,824		91
Ruicheng | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	175,824		155,093	0
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue	141,595		411,010	573,158
Related Party | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue	140,782		409,688	442,570
Related Party | Technical services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue				85,832
Related Party | Post-loan management services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue				44,586
Related Party | Others services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue	¥ 813		¥ 1,322	¥ 170